Acquisitions Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following presents the purchase price allocation for the Crow Creek Energy assets, based on estimates of fair value (in thousands):

Current assets	$25,329
Oil and gas properties	572,097
Property, plant and equipment	4,463
Rights-of-way and easements	3,192
Other assets	450
Derivatives	3,355
Current liabilities	(37,032)
Asset retirement obligations	(4,394)
Deferred tax liability	(2,312)
Other liabilities	(1,440)
$563,708
The following presents the purchase price allocation for the system assets, based on estimates of fair value (in thousands):

Current assets	$779
Property, plant, and equipment	206,849
Rights-of-way and easements	27,232
Current liabilities	(1,705)
Asset retirement obligations	(2,600)
$230,555
On May 3, 2011, the Partnership completed the acquisition (the "Mid-Continent Acquisition") of all of the outstanding membership interests of CC Energy II L.L.C (together with its subsidiaries, "Crow Creek Energy"), a portfolio company of Natural Gas Partners, VIII, L.P. ("NGP VIII"). Crow Creek Energy has oil and natural gas properties located in multiple basins across Oklahoma, north Texas and Arkansas (the "Mid-Continent" properties) and provides the Partnership with an extensive inventory of low-risk development prospects in established plays such as the Golden Trend field and developing plays such as the Cana Shale. The aggregate purchase price has been calculated as follows (in thousands, except unit and per unit amounts):

Number of Partnership Common Units Issued	28,753,174
Closing common unit price on May 3, 2011	$11.69
Value of common units issued	$336,125
Crow Creek Energy outstanding debt assumed	212,638
Cash	14,945
Total purchase price	$563,708

Business Acquisition, Pro Forma Information [Table Text Block]
The amounts of Crow Creek Energy's revenue and net income included within the Partnership's audited consolidated statement of operations for the year ended December 31, 2011, and the pro forma revenue and net income of the combined entity had the acquisition date been January 1, 2010, are as follows:

	Revenue	Net Income	Net Income Per Diluted Common Unit
	($ in thousands)
Actual from May 3, 2011 to December 31, 2011	$68,168	$29,835
Supplemental pro forma from January 1, 2011 to December 31, 2011	$1,080,964	$78,591	$0.62
The amounts of revenue and net income generated by the acquired processing plants and gathering systems that are included within the Partnership's audited consolidated statement of operations for the year ended December 31, 2012 are as follows.

	Revenue	Net Income
	($ in thousands)
Actual from October 1, 2012 to December 31, 2012	$81,013	$5,057